S000028688 [Member] Expense Example, No Redemption - CTIVP - Westfield Select Large Cap Growth Fund	Dec. 31, 2025 USD ($)
CTIVP - Westfield Select Large Cap Growth Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
CTIVP - Westfield Select Large Cap Growth Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	$ 1,155